Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (USD $)	6 Months Ended
	Jun. 30, 2011 Year	Jun. 30, 2010 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 8.52	$ 9.13
Assumptions:
Expected volatility	45.00%	45.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	2.30%	1.80%
Expected life	5.00	4.05